Subsequent Events (Details) - USD ($)					1 Months Ended			9 Months Ended		12 Months Ended
	Dec. 20, 2023	May 08, 2023	Mar. 08, 2023	Nov. 17, 2022	Feb. 28, 2023	Jan. 31, 2023	Aug. 24, 2016	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Subsequent Events (Details) [Line Items]
Repurchase of common stock (in Dollars)				$ 1,000,000				$ 50,000
Purchase of common stock					79,195	79,195
Common stock price (in Dollars)										$ 50
Interest bearing deposit (in Dollars)					$ 2,000,000
Total gross amount (in Dollars)	$ 1,500,000		$ 3,500,000
Common stock, shares issued	301,000							2,694,179		1,737,986
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001
Warrants shares	970,187
Common stock purchase shares	1,271,187	754,670	944,670		7,920	7,920	73,048	944,670
Warrant exercisable price (in Dollars per share)			$ 0.0001					$ 2.75
Exercise price (in Dollars per share)		$ 0.0001	$ 3.58							$ 5
Additional shares								55,000
Warrant shares	970,187
Private Placement [Member]
Subsequent Events (Details) [Line Items]
Common stock, shares issued			190,000
Common stock, par value (in Dollars per share)			$ 0.0001
Pre-Funded Warrants [Member]
Subsequent Events (Details) [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001
Warrants shares			754,670
Common stock purchase shares			754,670
Exercise price (in Dollars per share)	$ 1.18